Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-BOLT

Commercial Mortgage Pass-Through Certificates, Series 2019-BOLT

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

9 July 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179

Re:	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-BOLT (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2019-BOLT (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) with respect to the Trust Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator(s) of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

9 July 2019

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a componentized promissory note issued by OPS-KC, LLC, a Kansas limited liability company (the “Borrower”), evidencing a floating-rate loan (the “Trust Loan”),
b.	The Borrower also issued one additional promissory note (the “Future Advance Note”), which evidences the amount of future advances (the “Future Advance Component,” together with the Trust Loan, the “Mortgage Loan”) that may be made by the future advance lender up to the maximum principal amount stated in the Future Advance Note,
c.	The Future Advance Component, if and when made, will be pari passu in right of payment with the Trust Loan and will not be an asset of the Issuing Entity and
d.	The Mortgage Loan is secured by, among other things, a first mortgage (or deed of trust or deed to secure debt) on the Borrower’s fee simple interest in one office park with seventeen office buildings and three support buildings (the “Property”) that is home to the world headquarters of Sprint Corporation Inc., located in Overland Park, Kansas.

The Depositor informed us that as of the Reference Date (as defined herein), the outstanding balance of the Future Advance Component will be $0. For the avoidance of doubt:

a.	All references and recalculations related to the Trust Loan that are described in this report are based on the Trust Loan and do not include the Future Advance Component,
b.	All references and recalculations related to the Future Advance Component that are described in this report are based on the maximum principal amount of the Future Advance Component and
c.	All references and recalculations related to the Mortgage Loan that are described in this report are based on the Trust Loan and the maximum principal amount of the Future Advance Component.

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Property, Trust Loan, Future Advance Component and Mortgage Loan as of 9 July 2019 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 8

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Property, Trust Loan, Future Advance Component and Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term (Excluding Extensions) and
ii.	Original Mortgage Loan Term (Including Extensions)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Mortgage Loan Term (Excluding Extensions) and
c.	Original Mortgage Loan Term (Including Extensions),

as shown on the Final Data File, we recalculated the:

i.	Remaining Mortgage Loan Term to Maturity (Excluding Extensions) and
ii.	Remaining Mortgage Loan Term to Maturity (Including Extensions)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

7.	Using the:
a.	Original Trust Loan Balance and
b.	Original Future Advance,

as shown on the Final Data File, we recalculated the “Original Committed Mortgage Loan Balance” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during the extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Mortgage Loan Amortization Term (Excluding Extensions),
ii.	Remaining Mortgage Loan Amortization Term (Excluding Extensions) and
iii.	Remaining Mortgage Loan Amortization Term (Including Extensions),
b.	Use the “Original Mortgage Loan Term (Excluding Extensions),” as shown on the Final Data File, for the “Mortgage Loan IO Period” of the Mortgage Loan,
c.	Use the “Original Committed Mortgage Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Committed Mortgage Loan Balance”) and
ii.	Principal balance of the Mortgage Loan as of the “Initial Maturity Date” of the Mortgage Loan (the “Maturity Date Committed Mortgage Loan Balance”),
d.	Use the “Original Trust Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Trust Loan as of the Reference Date (the “Cut-off Date Trust Loan Balance”) and
ii.	Principal balance of the Trust Loan as of the “Initial Maturity Date” of the Trust Loan (the “Maturity Date Trust Loan Balance”) and
e.	Use the “Original Future Advance,” as shown on the Final Data File, for the:
i.	Principal balance of the Future Advance Component as of the Reference Date (the “Cut-off Date Future Advance”) and
ii.	Principal balance of the Future Advance Component as of the “Initial Maturity Date” of the Future Advance Component (the “Maturity Date Future Advance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 8

9.	Using the:
a.	Original Trust Loan Balance,
b.	Original Future Advance,
c.	Trust Loan Margin and
d.	Future Advance Margin,

as shown on the Final Data File, we recalculated the “Committed Mortgage Loan Margin” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Trust Loan Margin,
b.	Future Advance Margin,
c.	Committed Mortgage Loan Margin,
d.	LIBOR Floor and
e.	LIBOR Rounding Methodology,

as shown on the Final Data File, and a LIBOR assumption of 2.40000% that was provided by the Depositor, we recalculated the:

i.	Trust Loan Interest Rate (At Assumed LIBOR),
ii.	Future Advance Interest Rate (At Assumed LIBOR) and
iii.	Committed Mortgage Loan Interest Rate (At Assumed LIBOR)

of the Trust Loan, Future Advance Component and Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Trust Loan Margin,
b.	Future Advance Margin,
c.	Committed Mortgage Loan Margin and
d.	LIBOR Cap,

all as shown on the Final Data File, we recalculated the:

i.	Trust Loan Interest Rate (At LIBOR Cap),
ii.	Future Advance Interest Rate (At LIBOR Cap) and
iii.	Committed Mortgage Loan Interest Rate (At LIBOR Cap)

of the Trust Loan, Future Advance Component and Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 8

12.	Using the:
a.	Original Trust Loan Balance,
b.	Trust Loan Interest Rate (At Assumed LIBOR) and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Trust Loan Debt Service and
ii.	Monthly Trust Loan Debt Service

of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Trust Loan Debt Service” of the Trust Loan as the product of:

a.	The “Original Trust Loan Balance,” as shown on the Final Data File,
b.	The “Trust Loan Interest Rate (At Assumed LIBOR),” as shown on the Final Data File, and
c.	366/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Trust Loan Debt Service” of the Trust Loan as 1/12th of the “Annual Trust Loan Debt Service.”

13.	Using the:
a.	Original Future Advance,
b.	Future Advance Interest Rate (At Assumed LIBOR) and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Future Advance Debt Service and
ii.	Monthly Future Advance Debt Service

of the Future Advance Component. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Future Advance Debt Service” of the Future Advance Component as the product of:

a.	The “Original Future Advance,” as shown on the Final Data File,
b.	The “Future Advance Interest Rate (At Assumed LIBOR),” as shown on the Final Data File, and
c.	366/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Future Advance Debt Service” of the Future Advance Component as 1/12th of the “Annual Future Advance Debt Service.”

Attachment A Page 6 of 8

14.	Using the:
a.	Original Committed Mortgage Loan Balance,
b.	Committed Mortgage Loan Interest Rate (At Assumed LIBOR) and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Committed Mortgage Loan Debt Service and
ii.	Monthly Committed Mortgage Loan Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Committed Mortgage Loan Debt Service” of the Mortgage Loan as the product of:

a.	The “Original Committed Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Committed Mortgage Loan Interest Rate (At Assumed LIBOR),” as shown on the Final Data File, and
c.	366/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Committed Mortgage Loan Debt Service” of the Mortgage Loan as 1/12th of the “Annual Committed Mortgage Loan Debt Service.”

15.	Using the:
a.	Underwritten As-Is NOI,
b.	Underwritten As-Is NCF,
c.	Underwritten Sprint Adjusted NOI,
d.	Underwritten Sprint Adjusted NCF,
e.	Underwritten Stabilized NOI,
f.	Underwritten Stabilized NCF,
g.	Cut-off Date Trust Loan Balance,
h.	Cut-off Date Future Advance,
i.	Cut-off Date Committed Mortgage Loan Balance,
j.	Annual Trust Loan Debt Service,
k.	Annual Committed Mortgage Loan Debt Service,
l.	As-Is Appraised Value,
m.	As-Stabilized Appraised Value and
n.	Units,

as shown on the Final Data File, we recalculated the:

Attachment A Page 7 of 8

15. (continued)

i.	Trust Loan LTV,
ii.	Committed Mortgage Loan LTV,
iii.	Trust Loan Underwritten As-Is NOI DY,
iv.	Trust Loan Underwritten As-Is NCF DY,
v.	Trust Loan Underwritten Sprint Adjusted NOI DY,
vi.	Trust Loan Underwritten Sprint Adjusted NCF DY,
vii.	Trust Loan Underwritten Stabilized NOI DY,
viii.	Trust Loan Underwritten Stabilized NCF DY,
ix.	Committed Mortgage Loan Underwritten As-Is NOI DY,
x.	Committed Mortgage Loan Underwritten As-Is NCF DY,
xi.	Committed Mortgage Loan Underwritten Sprint Adjusted NOI DY,
xii.	Committed Mortgage Loan Underwritten Sprint Adjusted NCF DY,
xiii.	Committed Mortgage Loan Underwritten Stabilized NOI DY,
xiv.	Committed Mortgage Loan Underwritten Stabilized NCF DY,
xv.	Trust Loan Underwritten As-Is NOI DSCR,
xvi.	Trust Loan Underwritten As-Is NCF DSCR,
xvii.	Trust Loan Underwritten Sprint Adjusted NOI DSCR,
xviii.	Trust Loan Underwritten Sprint Adjusted NCF DSCR,
xix.	Trust Loan Underwritten Stabilized NOI DSCR,
xx.	Trust Loan Underwritten Stabilized NCF DSCR,
xxi.	Committed Mortgage Loan Underwritten As-Is NOI DSCR,
xxii.	Committed Mortgage Loan Underwritten As-Is NCF DSCR,
xxiii.	Committed Mortgage Loan Underwritten Sprint Adjusted NOI DSCR,
xxiv.	Committed Mortgage Loan Underwritten Sprint Adjusted NCF DSCR,
xxv.	Committed Mortgage Loan Underwritten Stabilized NOI DSCR,
xxvi.	Committed Mortgage Loan Underwritten Stabilized NCF DSCR,
xxvii.	Cut-off Date Trust Loan Balance Per SF,
xxviii.	Cut-off Date Future Advance Per SF and
xxix.	Cut-off Date Committed Mortgage Loan Per SF

of the Trust Loan, Future Advance Component and Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through xiv. above to the nearest 1/10th of one percent,
b.	Round the characteristics listed in xv. through xxix. above to two decimal places,
c.	Use the “As-Is Appraised Value” to recalculate the “Trust Loan LTV” and
d.	Use the “As-Stabilized Appraised Value” to recalculate the “Committed Mortgage Loan LTV.”

Attachment A Page 8 of 8

16.	Using the:
a.	Units,
b.	SF1,
c.	SF2,
d.	SF3,
e.	SF4 and
f.	SF5,

as shown on the Final Data File, we recalculated the:

i.	Space Pct 1,
ii.	Space Pct 2,
iii.	Space Pct 3,
iv.	Space Pct 4 and
v.	Space Pct 5

of the Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Master Servicer and
b.	Primary Servicer,

as shown on the Final Data File, we recalculated the “Servicing Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the:
a.	Servicing Fee,
b.	Trustee/Cert Admin,
c.	Operating Advisor Fee and
d.	CREFC Fee,

as shown on the Final Data File, we recalculated the “Total Admin Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:
a.	Total Admin Fee and
b.	Trust Loan Margin,

as shown on the Final Data File, we recalculated the “Net Margin Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan, Trust Loan and Future Advance Component Source Documents

Source Document Title	Source Document Date

Promissory Notes	9 July 2019

Mortgage Loan Agreement	9 July 2019

Cash Management Agreement	9 July 2019

Clearing Account Agreement	9 July 2019

Mortgage Interest Rate Cap Agreement	8 July 2019

Bloomberg Screenshots for LIBOR Cap Provider Rating	Not Dated

Settlement Statement	9 July 2019

Guaranty Agreement	9 July 2019

Carry Guaranty Agreement	9 July 2019

Environmental Indemnity Agreement	9 July 2019

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	1 February 2019

Engineering Report	15 March 2019

Phase I Environmental Report	3 April 2019

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Source Document Date

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	1 May 2019

Pro Forma Title Policy	Not Dated

Management Agreement	9 July 2019

Sub-Management Agreement	9 July 2019

Insurance Review Document	26 June 2019

Insurance Certificates	26 June 2019

Lease Agreements	Various

Lease Estoppels	Various

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State / Province (see Note 1)	Appraisal Report
Zip Code	Appraisal Report
Property Type	Appraisal Report
Property Sub Type	Appraisal Report
Class	Appraisal Report
Year Built	Appraisal Report
Units	Underwriter’s Summary Report
Unit Type	Underwriter’s Summary Report
Occupancy %	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

As-Is Appraised Value	Appraisal Report
As-Stabilized Appraised Value	Appraisal Report
Appraisal Cap Rate	Appraisal Report
Appraisal Firm	Appraisal Report
As-Is Date of Appraisal (Valuation Date)	Appraisal Report
As-Stabilized Date of Appraisal (Valuation Date)	Appraisal Report
Environmental Firm	Phase I Environmental Report
Phase I Date	Phase I Environmental Report
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report

Major Tenant Information: (see Note 2)

Characteristic	Source Document(s)

Tenant Name 1	Underwritten Rent Roll
SF1	Underwritten Rent Roll
Tenant Lease Expiration Date 1	Underwritten Rent Roll
Tenant Name 2	Underwritten Rent Roll
SF2	Underwritten Rent Roll
Tenant Lease Expiration Date 2	Underwritten Rent Roll
Tenant Name 3	Underwritten Rent Roll
SF3	Underwritten Rent Roll

Exhibit 2 to Attachment A

Major Tenant Information: (continued)

Characteristic	Source Document(s)

Tenant Lease Expiration Date 3	Underwritten Rent Roll
Tenant Name 4	Underwritten Rent Roll
SF4	Underwritten Rent Roll
Tenant Lease Expiration Date 4	Underwritten Rent Roll
Tenant Name 5	Underwritten Rent Roll
SF5	Underwritten Rent Roll
Tenant Lease Expiration Date 5	Underwritten Rent Roll

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

Underwritten As-Is Gross Potential Rent	Underwriter’s Summary Report
Underwritten As-Is Effective Gross Income	Underwriter’s Summary Report
Underwritten As-Is Expense Total	Underwriter’s Summary Report
Underwritten As-Is NOI	Underwriter’s Summary Report
Underwritten As-Is Replacement Reserves	Underwriter’s Summary Report
Underwritten As-Is TI/LC	Underwriter’s Summary Report
Underwritten As-Is NCF	Underwriter’s Summary Report
Underwritten As-Is Economic Occupancy	Underwriter’s Summary Report
Underwritten Sprint Adjusted Gross Potential Rent	Underwriter’s Summary Report
Underwritten Sprint Adjusted Effective Gross Income	Underwriter’s Summary Report
Underwritten Sprint Adjusted Expense Total	Underwriter’s Summary Report
Underwritten Sprint Adjusted NOI	Underwriter’s Summary Report
Underwritten Sprint Adjusted Replacement Reserves	Underwriter’s Summary Report
Underwritten Sprint Adjusted TI/LC	Underwriter’s Summary Report
Underwritten Sprint Adjusted NCF	Underwriter’s Summary Report
Underwritten Sprint Adjusted Economic Occupancy	Underwriter’s Summary Report
Underwritten Stabilized Gross Potential Rent	Underwriter’s Summary Report
Underwritten Stabilized Effective Gross Income	Underwriter’s Summary Report
Underwritten Stabilized Expense Total	Underwriter’s Summary Report
Underwritten Stabilized NOI	Underwriter’s Summary Report
Underwritten Stabilized Replacement Reserves	Underwriter’s Summary Report
Underwritten Stabilized TI/ LC	Underwriter’s Summary Report
Underwritten Stabilized NCF	Underwriter’s Summary Report
Underwritten Stabilized Economic Occupancy	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Reserve	Settlement Statement
Tax Reserve Cap	Mortgage Loan Agreement
Initial Insurance Reserve	Settlement Statement
Monthly Insurance Reserve	Mortgage Loan Agreement
Insurance Reserve Cap	Mortgage Loan Agreement
Upfront Required Repairs	Settlement Statement
Initial Replacement Reserves	Settlement Statement
Monthly Replacement Reserves	Mortgage Loan Agreement
Replacement Reserves Cap	Mortgage Loan Agreement
Initial Rollover Reserve	Settlement Statement
Monthly Rollover Reserve	Mortgage Loan Agreement
Rollover Reserve Cap	Mortgage Loan Agreement
Initial Free Rent Reserve	Settlement Statement
Monthly Free Rent Reserve	Mortgage Loan Agreement
Monthly Free Rent Reserve Cap	Mortgage Loan Agreement
Other Reserve Type	Mortgage Loan Agreement
Other Reserve Initial Deposit	Mortgage Loan Agreement
Other Reserve Monthly Deposit	Mortgage Loan Agreement
Other Reserve Cap	Mortgage Loan Agreement

Mortgage Loan, Trust Loan and Future Advance Component Information:

Characteristic	Source Document(s)

Borrower Entities	Mortgage Loan Agreement
Guarantor	Guaranty Agreement
Original Trust Loan Balance	Mortgage Loan Agreement
Origination Date	Mortgage Loan Agreement
First Payment Date (see Note 4)	Mortgage Loan Agreement
Initial Maturity Date	Mortgage Loan Agreement
Extended Maturity Date	Mortgage Loan Agreement
Payment Date	Mortgage Loan Agreement
Extension Options	Mortgage Loan Agreement
Extension Description	Mortgage Loan Agreement
Extension Test Description	Mortgage Loan Agreement
Extension Spread Increase (Yes/No)	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan, Trust Loan and Future Advance Component Information: (continued)

Characteristic	Source Document(s)

First Extension Spread Increase	Mortgage Loan Agreement
Second Extension Spread Increase	Mortgage Loan Agreement
Third Extension Spread Increase	Mortgage Loan Agreement
First Extension Fee	Mortgage Loan Agreement
Second Extension Fee	Mortgage Loan Agreement
Third Extension Fee	Mortgage Loan Agreement
Payment Grace Period Event of Default	Mortgage Loan Agreement
Payment Grace Period Event of Late Fee	Mortgage Loan Agreement
Balloon Grace Period Event of Default	Mortgage Loan Agreement
Balloon Grace Period Event of Late Fee (see Note 5)	Mortgage Loan Agreement
Interest Accrual Period Start	Mortgage Loan Agreement
Interest Accrual Period End	Mortgage Loan Agreement
Interest Rate Adjustment Frequency	Mortgage Loan Agreement
LIBOR Rounding Methodology	Mortgage Loan Agreement
LIBOR Lookback Days	Mortgage Loan Agreement
LIBOR Floor	Mortgage Loan Agreement
LIBOR Cap	Mortgage Loan Agreement
LIBOR Cap after Extension	Mortgage Loan Agreement
LIBOR Cap Expiration Date	Mortgage Interest Rate Cap Agreement
LIBOR Cap Provider	Mortgage Interest Rate Cap Agreement
LIBOR Cap Provider Rating (M/S&P/F)	Bloomberg Screenshots for LIBOR Cap Provider Rating
Rate Type	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Accrual Basis	Mortgage Loan Agreement
Trust Loan Margin	Mortgage Loan Agreement
Prepayment String	Mortgage Loan Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Lockbox (Y/N)	Mortgage Loan Agreement
Lockbox Type (see Note 6)	Mortgage Loan Agreement
Cash Management (see Note 7)	Mortgage Loan Agreement
Loan Purpose	Settlement Statement
Single Asset Entity	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan, Trust Loan and Future Advance Component Information: (continued)

Characteristic	Source Document(s)

Single Purpose Entity	Mortgage Loan Agreement
Additional Debt Permitted	Mortgage Loan Agreement
Ownership Interest	Pro Forma Title Policy
Ground Lease? (Y/N)	Pro Forma Title Policy

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State / Province

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant and instructed us to use the lease expiration date for the lease associated with the largest related space, as shown in the underwritten rent roll Source Document.

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

4.	For the purpose of comparing the “First Payment Date” characteristic, the Depositor instructed us to assume that the “First Payment Date” is the “Payment Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

5.	The Depositor instructed us to use the “Payment Grace Period Event of Late Fee,” as shown in the applicable Source Document(s), for the “Balloon Grace Period Event of Late Fee” characteristic, as the applicable Source Document(s) did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

6.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the applicable Source Document(s) require the Borrower or Manager to direct the tenants to pay rents directly to a lockbox account controlled by the lender.

Exhibit 2 to Attachment A

Notes: (continued)

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In Place” for the “Cash Management” characteristic if, for funds directed into a lockbox, such funds are generally not made immediately available to the Borrower, but instead are forwarded to a cash management account maintained by the Borrower for the benefit of the lender and such funds are disbursed according to the applicable Source Document(s), with any excess remitted to the Borrower (unless an event of default or one or more specified trigger events under the applicable Source Document(s) have occurred and are outstanding), generally on a daily basis.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

No.
Property No.
Property ID
Property Name
Property Count
Year Renovated
Seismic Zone
Seismic PML %
Original Future Advance
Future Advance Margin
Monthly Tax Reserve
Ground Lease Expiration Date
Ground Lease Extension Terms
Annual Ground Lease Payment
Ground Lease Escalation Terms
Non-Consolidation Letter
Sponsors
Percentage of Cut-off Date Trust Loan Balance
Additional Debt Type
Master Servicer
Primary Servicer
Trustee/Cert Admin
Operating Advisor Fee
CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.